Vessels, Net - Summary of Accompanying Consolidated Balance Sheets of Vessels, Net (Detail) - USD ($)	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Oct. 18, 2022	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Beginning Balance, Vessel cost			$ 79,824,125	$ 39,394,125
Acquisitions and improvements			15,166,025	40,430,000
Ending Balance, Vessel cost	$ 39,394,125		94,990,150	79,824,125
Beginning Balance, Accumulated Depreciation			(4,662,694)	(557,974)
Depreciation for the period	(557,974)	$ (479,171)	(6,177,651)	(4,104,720)
Ending Balance, Accumulated Depreciation	(557,974)		(10,840,345)	(4,662,694)
Beginning Balance, Net Book Value			75,161,431	38,836,151
Acquisitions and improvements			15,166,025	40,430,000
Depreciation for the period			(6,177,651)	(4,104,720)
Ending Balance, Net Book Value	$ 38,836,151		$ 84,149,805	$ 75,161,431